Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible assets
Intangible assets

Assets

12 Intangible assets

Reconciliation of carrying amounts

	Internally
	generated	Internally	Purchased rights,
	/acquired	developed	licenses,
in EUR k	biomarkers	databases	software	Total
Cost
As of Jan 1, 2021	13,922	9,219	4,899	28,040
Additions	749	1,652	386	2,787
Reclassification	(297)	297	—	—
As of Dec 31, 2021	14,374	11,168	5,285	30,827
Additions	162	1,515	50	1,727
Reclassification	—	—	—	—
As of Dec 31, 2022	14,536	12,683	5,335	32,554
Additions	182	—	2,057	2,239
Reclassification	—	(1,516)	1,516	—
As of Dec 31, 2023	14,718	11,167	8,908	34,793

Accumulated amortization and impairment
As of Jan 1, 2021	10,748	2,713	2,172	15,633
Amortization and impairment	2,149	1,991	1,860	6,000
Reclassification	(68)	68	—	—
As of Dec 31, 2021	12,829	4,772	4,032	21,633
Amortization and impairment	801	1,845	875	3,521
Reclassification	—	—	—	—
As of Dec 31, 2022	13,630	6,617	4,907	25,154
Amortization and impairment	766	1,408	615	2,789
Reclassification	—	—	—	—
As of Dec 31, 2023	14,396	8,025	5,522	27,943

Carrying amounts
As of Dec 31, 2021	1,545	6,396	1,253	9,194
As of Dec 31, 2022	906	6,066	428	7,400
As of Dec 31, 2023	322	3,142	3,386	6,850

Development costs and amortization

Internally generated intangible assets include capitalized development costs for biomarkers and IT driven solutions such as the new ERP system (see notes 5 and 6 regarding measurement). The asset category “Internally developed databases” contains the

Centometabolome, an Artificial Intelligence module created to accelerate biomarker developments. The carrying amount of this asset as of December 31, 2023, is EUR 1,818k (2022: EUR 2,181k; 2021: EUR 2,540k), and the remaining useful life as of December 31, 2023 is five years.

The amortization of patents, trademarks and development costs is expensed and recorded under “cost of sales” to the extent the related intangible assets are used in generating revenue and recorded in research and development expenses to the extent the related intangible assets are used for R&D purposes.

Certain identified biomarkers and internally developed databases were impaired because the probable future economic benefits related to these assets were not sufficient to cover the carrying value of each asset. The impairment is expensed under cost of sales and included in amortization and impairment expense in the Pharmaceutical segment. The amount of the impairment expenses recognized as of December 31, 2023, is EUR 446k (2022: EUR 158k; 2021: EUR 1,067k).